Restatement of Previously Issued Financial Statements	9 Months Ended
Jun. 30, 2022
CIK 0001853314 Gesher I Acquisition Corp
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of September 30, 2022, Management identified errors made in its historical financial statements related to properly recording and accruing expenses. In April 2022 the Company entered into an agreement with a vendor for a written Fairness Opinion (“Opinion”) related to the Business Combination Agreement, as described in Note 7. The Opinion was delivered in May 2022 but the fee was not properly recorded in accordance with Generally Accepted Accounting Principles in the United States of America. This restatement note is presenting the changes from the previously reported balances to the adjusted balances as of and for the three and nine months ended June 30, 2022. These errors resulted in an adjustment to the net income.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of June 30, 2022	Reported	Adjustment	As Restated
Accrued offering costs and expenses	$1,018,922	$577,600	$1,596,522
Current liabilities	$2,118,867	$577,600	$2,696,467
Total liabilities	$6,143,867	$577,600	$6,721,467
Accumulated deficit	$(5,605,801)	$(577,600)	$(6,183,401)
Total shareholders’ deficit	$(5,605,493)	$(577,600)	$(6,183,093)

	As Previously
Statement of operations for the three months ended June 30, 2022	Reported	Adjustment	As Restated
Formation and operating costs	$1,665,239	$577,600	$2,242,839
Net loss	$(1,517,708)	$(577,600)	$(2,095,308)
Basic net income (loss) per common share, ordinary shares subject to possible redemption	$(0.10)	$(0.04)	$(0.14)
Basic net income (loss) per common share, nonredeemable ordinary shares	$(0.10)	$(0.04)	$(0.14)

	As Previously
Statement of operations for the nine months ended June 30, 2022	Reported	Adjustment	As Restated
Formation and operating costs	$2,589,291	$577,600	$3,166,891
Net loss	$(2,384,489)	$(577,600)	$(2,962,089)
Basic net loss per common share, ordinary shares subject to possible redemption	$(0.17)	$(0.04)	$(0.21)
Basic net loss per common share, nonredeemable ordinary shares	$(0.17)	$(0.04)	$(0.21)

	As Previously
Statement of Stockholders’ Deficit for the Three Months Ended June 30, 2022	Reported	Adjustment	As Restated
Net loss	$(1,517,708)	$(577,600)	$(2,095,308)
Accumulated deficit	$(5,605,801)	$(577,600)	$(6,183,401)
Total shareholders’ deficit	$(5,605,493)	$(577,600)	$(6,183,093)

	As Previously
Statement of Cash Flows for the Nine Months Ended June 30, 2022	Reported	Adjustment	As Restated
Net loss	$(2,384,489)	$(577,600)	$(2,962,089)
Accrued offering costs and expense	$996,604	$577,600	$1,574,204